Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,001,015	$ 140,991	¥ 971,589	¥ 1,306,081
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain) loss from disposal of property and equipment	23,488	3,308	1,183	(6,063)
Depreciation expenses	158,082	22,265	155,968	146,567
Non-cash lease expenses	78,212	11,016	95,280	85,695
Share-based compensation expenses	11,530	1,624	42,300	51,037
Share-based settlement expenses				19,908
Foreign exchange gain	(7,037)	(991)
Income from equity in affiliates, net of dividends	(19,340)	(2,724)	(33,708)	(206,218)
Loss from disposal of subsidiaries	(10,834)	(1,526)
Provision for (reversal of) credit losses	(7,028)	(990)	(424)	112,959
Impairment of long-term investments	13,343	1,879		10,000
Fair value (gains) losses in the consolidated funds	7,513	1,058	10,483	(2,520)
Fair value (gains) losses of equity investments measured at fair value	43,113	6,072	(99,991)	(67,420)
Changes in operating assets and liabilities:
Accounts receivable	258	36	304,698	(362,996)
Amounts due from related parties	94,367	13,291	(2,040)	53,194
Other current assets	(51,245)	(7,218)	(17,001)	57,135
Other non-current assets	(37,761)	(5,318)	33,622	(8,919)
Accrued payroll and welfare expenses	(104,904)	(14,775)	(277,594)	240,925
Income taxes payable	(37,154)	(5,233)	(63,412)	49,483
Deferred revenues	4,857	684	4,336	(7,982)
Other current liabilities	225,565	31,770	(178,823)	191,420
Other non-current liabilities	(32,100)	(4,521)	(40,260)	99,165
Contingent liabilities	(99,000)	(13,944)	99,000	(11,398)
Lease assets and liabilities	(78,208)	(11,015)	(94,535)	(93,805)
Trading debt securities	124,005	17,466	(192,866)	(14,804)
Deferred tax assets and liabilities	17,583	2,477	(84,904)	(119,606)
Net cash (used in) provided by investing activities	1,318,320	185,682	632,901	1,521,838
Cash flows from investing activities:
Purchases of property and equipment	(157,922)	(22,243)	(62,710)	(2,271,216)
Proceeds from disposal of property and equipment				38,845
Purchase of held-to-maturity investments	(489,941)	(69,007)	(1,035)	(17,000)
Proceeds from redemption of held-to-maturity investments	257,474	36,264	9,662	101,639
Purchases of available-for-sale investments				(15,000)
Proceeds from sale or redemption of available-for-sale investments				15,632
Purchases of short-term equity securities	(16)	(2)	(1,722)	(18,975)
Proceeds from short-term equity securities	2,718	383	3,887	3,686
Purchase of other long-term investments			(3,943)	(91,256)
Proceeds from sale of other long-term investments	4,087	576	19,366	8,465
Purchase of investments held by consolidated funds	(42,206)	(5,945)	(75,029)	(3,327)
Proceeds from investments held by consolidated funds	32,905	4,635	30,627	8,777
Loans to related parties	(84,341)	(11,879)	(21,375)	(28,629)
Principal collection of loans to related parties	41,619	5,862	36,308	18,101
Loans disbursement to third parties	(18,029)	(2,539)	(200,111)	(1,007,378)
Principal collection of loans originated to third parties	221,251	31,164	348,446	685,978
Increase in investments in affiliates	(53,620)	(7,552)	(73,296)	(101,988)
Capital return from investments in affiliates	63,857	8,994	65,214	129,507
Proceeds from disposal of subsidiaries, net of cash deconsolidated	30,430	4,286
Acquisitions, net of cash acquired	(55,407)	(7,804)		(27,955)
Net cash provided by (used in) investing activities	(247,141)	(34,807)	74,289	(2,572,094)
Cash flows from financing activities:
Proceeds from offering, net of issuance cost			247,015
Proceeds from issuance of ordinary shares upon exercise of stock options	3		1,493	11,114
Contribution from non-controlling interests	13,911	1,959	17,680	43,363
Distributions to non-controlling interests	(23,584)	(3,322)		(5,772)
Payments to acquire non-controlling interests in subsidiaries				(178,807)
Divestment of non-controlling interests	(6,925)	(975)	(23,653)	(10,643)
Payment for repurchase of ordinary shares				(372,376)
Dividend paid	(177,502)	(25,001)
Payments of assumed liability resulting from certain asset acquisition	(5,738)	(808)	(8,774)
Net cash (used in) provided by financing activities	(199,835)	(28,147)	233,761	(513,121)
Effect of exchange rate changes	48,098	6,775	81,054	(46,714)
Net (decrease) increases in cash, cash equivalents and restricted cash	919,442	129,503	1,022,005	(1,610,091)
Cash, cash equivalents and restricted cash-beginning of the year	4,434,618	624,603	3,412,613	5,022,704
Cash, cash equivalents and restricted cash-end of the year	5,354,060	754,106	4,434,618	3,412,613
Supplemental disclosure of cash flow information:
Cash paid for income taxes	285,507	40,213	407,494	364,120
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in other current liabilities	37,018	5,214	36,763	44,875
Operating lease right - of - use assets obtained in exchange for operating lease liabilities	92,401	13,014	55,761	52,183
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	5,192,127	731,296	4,403,915	3,404,603
Restricted cash	154,433	21,751	23,203	510
Restricted cash - non-current included in other non-current assets	7,500	$ 1,059	7,500	7,500
Total cash, cash equivalents and restricted cash	¥ 5,354,060		¥ 4,434,618	¥ 3,412,613